Accounts And Notes Receivable, Net And Accounts Receivable Securitization (Narrative) (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable pledged as collateral	$ 113,792,000	$ 190,063,000	$ 123,791,000	$ 159,003,000
Accounts Receivable Securitization [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable securitization program, maximum capacity			$ 225,000,000.0
Accounts receivable securitization program, maturity date			Jan. 19, 2017
Accounts receivable pledged as collateral	113,800,000	190,100,000	$ 123,800,000	159,000,000
Available proceeds from additional trade accounts receivable	$ 0	$ 0	$ 0	$ 0
Weighted average discount rate to value the retained interest in the transferred receivables	2.70%	2.90%	2.30%	2.10%
Note payable	$ 68,000,000	$ 119,000,000	$ 70,000,000	$ 91,000,000
Proceeds from Accounts Receivable Securitization	$ 68,000,000	$ 119,000,000	70,000,000	$ 91,000,000
January, February, March, And December [Member] | Maximum [Member] | Accounts Receivable Securitization [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from Accounts Receivable Securitization			225,000,000.0
April And May [Member] | Maximum [Member] | Accounts Receivable Securitization [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from Accounts Receivable Securitization			175,000,000.0
All Other Months [Member] | Maximum [Member] | Accounts Receivable Securitization [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from Accounts Receivable Securitization			$ 145,000,000.0